CONVERTIBLE NOTES PAYABLE (Details) - Convertible Debt - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Convertible Debt [Abstract]
Total convertible notes payable at beginning of period	$ 398,786	$ 398,786	$ 873,263	$ 873,263
Plus: additional notes payable		526,315	0
Less: beneficial conversion feature		(30,785)	0
Less: note conversions	(689,455)	(689,455)	(474,477)
Convertible notes payable, net	204,861	204,861	398,786	614,163
Less: current portion, net	(153,646)	(153,646)	(9,608)	(20,000)
Convertible notes payable, net, long-term portion	$ 51,215	$ 51,215	$ 389,178	$ 594,163